Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.4%
83,977	First Trust Consumer Staples AlphaDEX Fund	$5,153,669
69,382	First Trust Large Cap Value AlphaDEX Fund	4,309,316
57,738	Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Pure Value ETF	4,335,546
53,763	Invesco Zacks Mid-Cap ETF	4,508,565
47,147	iShares 0-5 Year TIPS Bond ETF	4,782,120
292,006	iShares MSCI Indonesia ETF	6,535,094
58,147	iShares U.S. Consumer Staples ETF	11,335,758
95,335	Vanguard Short-Term Inflation-Protected Securities ETF	4,778,190
	TOTAL INVESTMENT COMPANIES (Cost $48,823,411)	45,738,258

MONEY MARKET FUNDS - 0.7%
327,717	First American Government Obligations Fund - Class X, 1.29% (a)	327,717
	TOTAL MONEY MARKET FUNDS (Cost $327,717)	327,717

	TOTAL INVESTMENTS (Cost $49,151,128) - 100.1%	46,065,975
	Other Liabilities in Excess of Assets - (0.1%)	(36,507)
	TOTAL NET ASSETS - 100.0%	$46,029,468

Percentages are stated as a percent of net assets.
(a)	Rate shown is the 7-day effective yield.

Merlyn.AI Tactical Growth and Income ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.7%
10,115	First Trust Mid Cap Core AlphaDEX Fund	$846,221
37,661	iShares 0-5 Year TIPS Bond ETF	3,819,955
23,484	iShares MSCI India ETF (a)	924,565
24,627	iShares TIPS Bond ETF	2,805,262
14,446	iShares U.S. Consumer Staples ETF	2,816,248
145,258	SPDR Bloomberg 1-10 Year TIPS ETF	2,826,721
21,708	SPDR Portfolio S&P 500 High Dividend ETF (a)	866,366
76,186	Vanguard Short-Term Inflation-Protected Securities ETF	3,818,442
	TOTAL INVESTMENT COMPANIES (Cost $19,441,668)	18,723,780

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.1%
1,710,500	First American Government Obligations Fund - Class X, 1.29% (b)	1,710,500
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,710,500)	1,710,500

MONEY MARKET FUNDS - 0.4%
77,493	First American Government Obligations Fund - Class X, 1.29% (b)	77,493
	TOTAL MONEY MARKET FUNDS (Cost $77,493)	77,493

	TOTAL INVESTMENTS (Cost $21,229,661) - 109.2%	20,511,773
	Other Liabilities in Excess of Assets - (9.2%)	(1,722,884)
	TOTAL NET ASSETS - 100.0%	$18,788,889

Percentages are stated as a percent of net assets.
(a)	This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a market value of $1,664,340 as of June 30, 2022.
(b)	Rate shown is the 7-day effective yield.

Merlyn.AI SectorSurfer Momentum ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.3%
272,436	Consumer Staples Select Sector SPDR Fund	$19,664,430
172,469	First Trust Consumer Staples AlphaDEX Fund	10,584,422
53,951	Invesco S&P 500 Equal Weight Consumer Staples ETF (a)	8,939,141
147,856	Invesco S&P 500 Equal Weight Materials ETF	22,909,578
286,680	iShares Global 100 ETF (a)	18,367,588
394,198	iShares Global Tech ETF	18,014,849
135,069	iShares U.S. Consumer Staples ETF	26,331,701
	TOTAL INVESTMENT COMPANIES (Cost $138,431,157)	124,811,709

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.1%
1,350,450	First American Government Obligations Fund - Class X, 1.29% (b)	1,350,450
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,350,450)	1,350,450

MONEY MARKET FUNDS - 0.8%
988,822	First American Government Obligations Fund - Class X, 1.29% (b)	988,822
	TOTAL MONEY MARKET FUNDS (Cost $988,822)	988,822

	TOTAL INVESTMENTS (Cost $140,770,429) - 101.2%	127,150,981
	Other Liabilities in Excess of Assets - (1.2%)	(1,440,529)
	TOTAL NET ASSETS - 100.0%	$125,710,452

Percentages are stated as a percent of net assets.
(a)	This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a market value of $1,302,357 as of June 30, 2022.
(b)	Rate shown is the 7-day effective yield.

Merlyn.AI Best-of-Breed Momentum ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.2%
29,789	Invesco S&P 500 Equal Weight ETF (a)	$3,998,578
34,161	iShares Select Dividend ETF	4,019,724
8,205	SPDR S&P MidCap 400 ETF Trust	3,392,685
	TOTAL INVESTMENT COMPANIES (Cost $12,689,919)	11,410,987

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.4%
1,656,000	First American Government Obligations Fund - Class X, 1.29% (b)	1,656,000
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,656,000)	1,656,000

MONEY MARKET FUNDS - 0.6%
73,159	First American Government Obligations Fund - Class X, 1.29% (b)	73,159
	TOTAL MONEY MARKET FUNDS (Cost $73,159)	73,159

	TOTAL INVESTMENTS (Cost $14,419,078) - 114.2%	13,140,146
	Other Liabilities in Excess of Assets - (14.2%)	(1,629,851)
	TOTAL NET ASSETS - 100.0%	$11,510,295

Percentages are stated as a percent of net assets.
(a)	This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a market value of $1,610,760 as of June 30, 2022.
(b)	Rate shown is the 7-day effective yield.

MERLYN.AI ETFs

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, the Funds did not hold “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of June 30, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Merlyn.AI Bull-Rider Bear-Fighter ETF
Assets*
Investment Companies	$45,738,258	$-	$-	$45,738,258
Money Market Funds	327,717	-	-	327,717
Total Investments in Securities	$46,065,975	$-	$-	$46,065,975

Merlyn.AI Tactical Growth and Income ETF
Assets*
Investment Companies	$18,723,780	$-	$-	$18,723,780
Investments purchased with Proceeds from Securities Lending	1,710,500	-	-	1,710,500
Money Market Funds	77,493	-	-	77,493
Total Investments in Securities	$20,511,773	$-	$-	$20,511,773

Merlyn.AI SectorSurfer Momentum ETF
Assets*
Investment Companies	$124,811,709	$-	$-	$124,811,709
Investments purchased with Proceeds from Securities Lending	1,350,450	-	-	1,350,450
Money Market Funds	988,822	-	-	988,822
Total Investments in Securities	$127,150,981	$-	$-	$127,150,981

Merlyn.AI Best-of-Breed Core Momentum ETF
Assets*
Investment Companies	$11,410,987	$-	$-	$11,410,987
Investments purchased with Proceeds from Securities Lending	1,656,000	-	-	1,656,000
Money Market Funds	73,159	-	-	73,159
Total Investments in Securities	$13,140,146	$-	$-	$13,140,146

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2022, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.